Provision for credit losses (Tables)	12 Months Ended
Dec. 31, 2019
Provision for credit losses
in	2019	2018	2017
Provision for credit losses (CHF million)
Provision for loan losses	284	201	190
Provision for lending-related and other exposures	40	44	20
Provision for credit losses	324	245	210